CONSOLIDATED BALANCE SHEET - USD ($) $ in Thousands		Dec. 31, 2018	Dec. 31, 2017
Tangible fixed assets
Vessels and capitalized dry-docking (Note 6,7,15)		$ 1,396,558	$ 1,294,472
Prepayments on vessels (Note 6)		45,491	88,378
Other plant and operating equipment (Note 6)		2,973	1,945
Total tangible fixed assets		1,445,022	1,384,795
Financial assets
Investments in joint ventures		71	324
Other investments		5	5
Total financial assets		76	329
Total non-current assets		1,445,098	1,385,124
CURRENT ASSETS
Bunkers		39,404	33,204
Freight receivables (Note 9)		85,997	71,281
Other receivables (Note 10)		7,488	11,787
Prepayments		2,855	4,422
Cash and cash equivalents		127,361	134,207
Current assets, excluding assets held-for-sale		263,105	254,901
Assets held-for-sale (Note 22)		6,197	6,550
Total current assets		269,302	261,451
TOTAL ASSETS		1,714,400	1,646,575
EQUITY
Common shares (Note 12)		742	623
Share premium (Note 12)		97,092
Treasury shares (Note 12)		(2,887)	(2,887)
Hedging reserves		254	7,309
Translation reserves		(96)	280
Retained profit		752,106	785,725
Total equity		847,211	791,050
NON-CURRENT LIABILITIES
Deferred tax liability (Note 11)		44,909	44,906
Mortgage debt and bank loans (Note 2,14,15,17)	[1]	633,026	629,198
Finance lease liabilities (Note 17,22)		22,138	25,294
Total non-current liabilities		700,073	699,398
CURRENT LIABILITIES
Mortgage debt and bank loans (Note 2,14,15,17)		91,266	91,720
Finance lease liabilities (Note 17,22)		3,156	2,899
Trade payables (Note 17)		35,122	26,150
Current tax liabilities		1,010	1,393
Other liabilities (Note 13,17)		36,503	33,822
Deferred income		59	143
Total current liabilities		167,116	156,127
Total liabilities		867,189	855,525
TOTAL EQUITY AND LIABILITIES		$ 1,714,400	$ 1,646,575

[1]	The carrying value of the Group's mortgage debt and bank loans is, because of floating interest rate, approximate to fair value. The carrying value are excluding amortized bank fees recognized in the balance sheet.